Related parties - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Share-based expense	€ 19,110	€ 11,820	€ 3,381
Supervisory Board Directors
Disclosure of transactions between related parties [line items]
Compensation received for their services	431	392	364
Share-based expense	€ 1,370	€ 847	€ 293